Disaggregation of Revenues and Segment Reporting	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

NOTE 4 — DISAGGREGATION OF REVENUES AND SEGMENT REPORTING

The Company has three reportable segments:

The Retail and Appliances Segment provides a wide variety of appliance products (laundry, refrigeration, cooking, dishwashers, outdoor, accessories, parts, and other appliance related products) and services (delivery, installation, service and repair, extended warranties, and financing).

The Construction Segment provides finished carpentry products and services (door frames, base boards, crown molding, cabinetry, bathroom sinks and cabinets, bookcases, built-in closets, fireplace mantles, windows, and custom design and build of cabinetry and countertops).

The Automotive Supplies Segment provides horn and safety products (electric, air, truck, marine, motorcycle, and industrial equipment), and offers vehicle emergency and safety warning lights for cars, trucks, industrial equipment, and emergency vehicles.

The Company provides general corporate services to its segments; however, these services are not considered when making operating decisions and assessing segment performance. These services are reported under “Corporate Services” below and these include costs associated with executive management, financing activities and public company compliance.

The Company’s revenues for the three months ended March 31, 2022 and 2021 are disaggregated as follows:

	Three Months Ended March 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,204,625	$—	$—	$2,204,625
Appliance accessories, parts, and other	316,159	—	—	316,159
Automotive horns	—	—	1,199,856	1,199,856
Automotive lighting	—	—	442,135	442,135
Custom cabinets and countertops	—	4,167,801	—	4,167,801
Finished carpentry	—	3,743,302	—	3,743,302
Total Revenues	$2,520,784	$7,911,103	$1,641,991	$12,073,878
	Three Months Ended March 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Total
Revenues
Appliances	$2,899,361	$—	$—	$2,899,361
Appliance accessories, parts, and other	365,005	—	—	365,005
Automotive horns	—	—	—	—
Automotive lighting	—	—	—	—
Custom cabinets and countertops	—	1,515,909	—	1,515,909
Finished carpentry	—	—	—	—
Total Revenues	$3,264,366	$1,515,909	$—	$4,780,275

Segment information for the three months ended March 31, 2022 and 2021 is as follows:

	Three Months Ended March 31, 2022
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$2,520,784	$7,911,103	$1,641,991	$—	$12,073,878
Operating expenses				—
Cost of sales	1,871,450	4,879,591	998,089	—	7,749,130
Personnel	230,388	1,134,210	300,328	(87,226)	1,577,700
Depreciation and amortization	79,797	379,704	51,870	—	511,371
General and administrative	449,494	1,116,558	386,781	213,374	2,166,207
Total Operating Expenses	2,631,129	7,510,063	1,737,068	126,148	12,004,408
Income (Loss) from Operations	$(110,345)	$401,040	$(95,077)	$(126,148)	$69,470
	Three Months Ended March 31, 2021
	Retail and Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenues	$3,264,366	$1,515,909	$—	$—	$4,780,275
Operating expenses			—	—
Cost of sales	2,506,652	754,030	—	—	3,260,682
Personnel	253,083	231,589	—	—	484,672
Depreciation and amortization	44,675	77,431	—	—	122,106
General and administrative	434,587	215,311	598,295	76,003	1,324,196
Total Operating Expenses	3,238,997	1,278,361	598,295	76,003	5,191,656
Income (Loss) from Operations	$25,369	$237,548	$(598,295)	$(76,003)	$(411,381)